Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
April 30, 2024
URX-NPRT3-0624
1.929338.112
Common Stocks - 99.5%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 91.7%
REITs - Apartments - 11.2%
American Homes 4 Rent Class A	613,918	21,978,264
Apartment Investment & Management Co. Class A (a)	240,353	1,922,824
AvalonBay Communities, Inc.	267,198	50,652,725
Camden Property Trust (SBI)	201,141	20,049,735
Centerspace	28,604	1,923,619
Equity Residential (SBI)	678,200	43,676,080
Essex Property Trust, Inc.	120,866	29,763,253
Independence Realty Trust, Inc.	427,324	6,738,899
Invitation Homes, Inc.	1,155,457	39,516,629
Mid-America Apartment Communities, Inc.	219,407	28,522,910
UDR, Inc.	588,057	22,393,211
		267,138,149
REITs - Diversified - 21.4%
Alexander & Baldwin, Inc.	137,111	2,258,218
Apartment Income (REIT) Corp.	276,955	10,629,533
Apple Hospitality (REIT), Inc.	414,713	6,121,164
Armada Hoffler Properties, Inc.	129,811	1,365,612
Broadstone Net Lease, Inc.	355,263	5,172,629
Cousins Properties, Inc.	288,284	6,613,235
Crown Castle, Inc.	814,491	76,382,966
Digital Realty Trust, Inc.	570,019	79,107,237
Elme Communities (SBI)	164,811	2,498,535
EPR Properties	142,467	5,782,736
Equinix, Inc.	176,556	125,550,737
Farmland Partners, Inc.	87,855	945,320
Gaming & Leisure Properties	500,991	21,407,345
Gladstone Commercial Corp.	78,638	1,051,390
Gladstone Land Corp.	63,202	801,401
Global Net Lease, Inc. (b)	372,150	2,586,443
InvenTrust Properties Corp.	127,913	3,241,315
Lamar Advertising Co. Class A	165,145	19,132,048
NexPoint Diversified Real Estate Trust	69,757	417,147
NexPoint Residential Trust, Inc.	43,742	1,497,726
One Liberty Properties, Inc. (b)	33,296	762,811
Outfront Media, Inc.	265,712	4,214,192
Potlatch Corp.	149,173	5,968,412
SBA Communications Corp. Class A	202,249	37,642,584
Uniti Group, Inc.	461,219	2,652,009
VICI Properties, Inc.	1,949,398	55,655,313
Vornado Realty Trust	307,957	8,016,121
WP Carey, Inc.	410,490	22,511,272
		509,985,451
REITs - Health Care - 8.0%
CareTrust (REIT), Inc.	226,555	5,600,440
Community Healthcare Trust, Inc.	48,423	1,284,662
Diversified Healthcare Trust (SBI)	328,790	775,944
Global Medical REIT, Inc.	123,647	1,002,777
Healthcare Realty Trust, Inc.	712,720	10,142,006
Healthpeak Properties, Inc.	1,332,622	24,800,095
LTC Properties, Inc.	77,443	2,563,363
Medical Properties Trust, Inc. (b)	1,123,902	5,169,949
Sabra Health Care REIT, Inc.	439,760	6,121,459
Universal Health Realty Income Trust (SBI)	25,041	902,227
Ventas, Inc.	752,597	33,324,995
Welltower, Inc.	1,039,897	99,081,386
		190,769,303
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	82,293	5,189,397
Omega Healthcare Investors, Inc.	461,122	14,022,720
		19,212,117
REITs - Hotels - 2.7%
Chatham Lodging Trust	93,147	854,158
DiamondRock Hospitality Co.	402,774	3,584,689
Host Hotels & Resorts, Inc.	1,331,661	25,128,443
Park Hotels & Resorts, Inc.	402,253	6,488,341
Pebblebrook Hotel Trust	228,220	3,316,037
RLJ Lodging Trust	298,699	3,285,689
Ryman Hospitality Properties, Inc.	107,249	11,312,625
Service Properties Trust	313,999	1,924,814
Summit Hotel Properties, Inc.	210,552	1,265,418
Sunstone Hotel Investors, Inc.	373,359	3,808,262
Xenia Hotels & Resorts, Inc.	201,695	2,797,510
		63,765,986
REITs - Industrial Buildings - 0.5%
STAG Industrial, Inc.	344,276	11,839,652
REITs - Management/Investment - 9.5%
American Assets Trust, Inc.	96,906	2,068,943
American Tower Corp.	875,424	150,187,741
Empire State Realty Trust, Inc.	267,149	2,431,056
LXP Industrial Trust (REIT)	546,524	4,563,475
NNN (REIT), Inc.	341,990	13,860,855
Rayonier, Inc.	266,238	7,896,619
Safehold, Inc. (b)	86,206	1,572,397
UMH Properties, Inc.	120,406	1,916,864
Weyerhaeuser Co.	1,375,421	41,496,452
Whitestone REIT Class B	94,448	1,086,152
		227,080,554
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	331,784	20,003,257
Sun Communities, Inc.	233,436	25,986,096
		45,989,353
REITs - Office Buildings - 0.0%
Office Properties Income Trust	99,759	201,513
REITs - Office Property - 4.2%
Alexandria Real Estate Equities, Inc.	310,995	36,034,991
Boston Properties, Inc.	281,674	17,432,804
Brandywine Realty Trust (SBI)	338,892	1,538,570
City Office REIT, Inc.	78,246	364,626
COPT Defense Properties (SBI)	210,327	5,041,538
Douglas Emmett, Inc.	316,167	4,334,650
Easterly Government Properties, Inc.	186,454	2,179,647
Equity Commonwealth (a)	191,439	3,583,738
Franklin Street Properties Corp.	154,474	287,322
Highwoods Properties, Inc. (SBI)	202,316	5,300,679
Hudson Pacific Properties, Inc.	239,059	1,386,542
JBG SMITH Properties	173,146	2,598,921
Kilroy Realty Corp.	211,856	7,160,733
Net Lease Office Properties	27,733	633,976
Orion Office (REIT), Inc.	106,878	333,459
Paramount Group, Inc.	304,100	1,411,024
Peakstone Realty Trust (b)	68,032	950,407
Piedmont Office Realty Trust, Inc. Class A	238,479	1,643,120
SL Green Realty Corp.	124,336	6,195,663
Veris Residential, Inc.	136,917	1,972,974
		100,385,384
REITs - Regional Malls - 4.1%
CBL & Associates Properties, Inc.	19,422	422,429
Simon Property Group, Inc.	613,572	86,225,273
Tanger, Inc.	207,144	5,872,532
The Macerich Co.	412,326	5,673,606
		98,193,840
REITs - Shopping Centers - 7.8%
Acadia Realty Trust (SBI)	195,953	3,386,068
Alexanders, Inc.	4,637	981,004
Brixmor Property Group, Inc.	566,964	12,529,904
Federal Realty Investment Trust (SBI)	138,239	14,400,357
Kimco Realty Corp.	1,268,112	23,624,927
Kite Realty Group Trust	417,341	9,098,034
Phillips Edison & Co., Inc.	229,122	7,492,289
Realty Income Corp.	1,564,044	83,738,916
Regency Centers Corp.	329,846	19,533,480
Retail Opportunity Investments Corp.	238,734	2,929,266
Saul Centers, Inc.	24,566	894,448
SITE Centers Corp.	360,771	4,866,801
Urban Edge Properties	223,261	3,735,157
		187,210,651
REITs - Single Tenant - 1.2%
Agree Realty Corp.	188,737	10,799,531
Essential Properties Realty Trust, Inc.	298,252	7,855,958
Four Corners Property Trust, Inc.	171,582	4,023,598
Getty Realty Corp.	92,822	2,515,476
NETSTREIT Corp.	138,299	2,330,338
		27,524,901
REITs - Storage - 8.2%
CubeSmart	423,696	17,134,266
Extra Space Storage, Inc.	397,516	53,378,448
Iron Mountain, Inc.	549,213	42,574,992
National Storage Affiliates Trust	150,395	5,269,841
Public Storage	297,639	77,222,439
		195,579,986
REITs - Warehouse/Industrial - 10.2%
Americold Realty Trust	531,483	11,676,682
EastGroup Properties, Inc.	87,650	13,617,304
First Industrial Realty Trust, Inc.	249,087	11,313,532
Industrial Logistics Properties Trust	119,639	421,129
Plymouth Industrial REIT, Inc.	83,341	1,740,160
Prologis, Inc.	1,737,690	177,331,263
Rexford Industrial Realty, Inc.	399,799	17,115,395
Terreno Realty Corp.	162,503	8,832,038
		242,047,503
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,186,924,343
Real Estate Management & Development - 7.8%
Diversified Real Estate Activities - 0.2%
The RMR Group, Inc.	30,762	729,675
The St. Joe Co.	67,126	3,839,607
		4,569,282
Real Estate Development - 0.2%
Forestar Group, Inc. (a)	39,083	1,211,182
Howard Hughes Holdings, Inc.	58,871	3,836,034
		5,047,216
Real Estate Operating Companies - 0.3%
Digitalbridge Group, Inc.	311,902	5,127,669
Kennedy-Wilson Holdings, Inc. (b)	203,353	1,746,802
		6,874,471
Real Estate Services - 7.1%
Anywhere Real Estate, Inc. (a)	188,183	914,569
CBRE Group, Inc. (a)	573,388	49,821,683
Compass, Inc. (a)	704,801	2,220,123
CoStar Group, Inc. (a)	768,084	70,302,729
Cushman & Wakefield PLC (a)	343,757	3,317,255
Doma Holdings, Inc. Class A (a)(b)	12,363	74,796
eXp World Holdings, Inc.	144,573	1,439,947
Jones Lang LaSalle, Inc. (a)	89,542	16,180,239
Marcus & Millichap, Inc.	46,718	1,479,559
Newmark Group, Inc.	277,351	2,654,249
Offerpad Solutions, Inc. (a)(b)	19,520	151,670
Opendoor Technologies, Inc. (a)(b)	1,025,738	2,041,219
Redfin Corp. (a)(b)	217,280	1,218,941
Zillow Group, Inc.:
Class A (a)	114,911	4,826,262
Class C (a)	280,159	11,926,369
		168,569,610
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	65,774	614,329
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		185,674,908
TOTAL COMMON STOCKS (Cost $2,410,001,008)		2,372,599,251

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $598,080)	600,000	598,064

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	8,714,683	8,716,426
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	9,737,812	9,738,786
TOTAL MONEY MARKET FUNDS (Cost $18,455,212)		18,455,212

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,429,054,300)	2,391,652,527
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(7,828,278)
NET ASSETS - 100.0%	2,383,824,249

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	139	Jun 2024	4,420,200	(422,171)	(422,171)
CME E-mini S&P MidCap 400 Index Contracts (United States)	22	Jun 2024	6,329,840	(34,604)	(34,604)

TOTAL FUTURES CONTRACTS					(456,775)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $598,064.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,169,355	152,892,522	150,345,443	218,053	(8)	-	8,716,426	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,663,855	76,543,743	89,468,812	89,019	-	-	9,738,786	0.0%
Total	28,833,210	229,436,265	239,814,255	307,072	(8)	-	18,455,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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